FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2004

                  Date of reporting period: December 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                                Cash Assets Trust
                             Schedule of Investments
                                December 31, 2004
                                   (Unaudited)



                              Principal          Security
                              Amount             Description                                          Value
Commercial Paper  (30.0%):
Automotive  (4.3%):
                             $20,000,000 Toyota Motor Credit Corp., 2.32%, 1/19/05             $  19,976,800


Banks  (7.9%):
                             14,279,000Lloyds Bank PLC, 2.32%, 1/19/05                            14,262,436
                             23,000,000Societe Generale N.A., Inc., 2.29%, 2/15/05                22,934,163
                                                                                            -----------------
                                                                                                  37,196,599
                                                                                            -----------------

Conglomerate  (4.3%):
                             20,000,000General Electric Capital Corp., 2.30%, 1/11/05             19,987,222

Finance  (4.3%):
                             20,000,000AIG Funding, 2.06%,  1/04/05                               19,996,567

Food & Beverage  (4.9%):
                             23,000,000Coca-Cola, 2.29%, 2/14/05                                  22,935,625

Insurance  (4.3%):
                             20,000,000Metlife Funding, 2.20%,  2/08/05                           19,953,556

Total Commercial Paper                                                                           140,046,369

Certificate of Deposit  (4.3%):
Bank  (4.3%):
                             20,000,000Wells Fargo 2.33%, 1/03/05                                 20,000,000

Corporate Note  (3.2%):
Insurance  (3.2%):
                                       Peoples Benefit Life Insurance,
                             15,000,000Variable Rate Note, 2.38%, 12/27/05, (b)                   15,000,000

U.S. Government Agencies  (61.0%):
Federal Home Loan Bank  (61.0%):
                             10,000,0001.25%, 1/03/05                                              9,999,306
                             47,000,0002.25%, 1/05/05                                             46,988,250
                             40,000,0001.96%, 1/14/05                                             39,971,689
                              7,181,0002.15%, 1/21/05                                              7,172,423
                             21,000,0002.21%, 1/26/05                                             20,967,698
                             40,000,0002.20%, 2/04/05                                             39,916,889
                             18,270,0002.29%, 2/11/05                                             18,222,455
                             30,000,0002.26%, 2/23/05                                             29,900,183
                             25,000,0001.92%, 2/25/05                                             24,926,819
                             25,000,0001.94%, 3/11/05                                             24,907,185
                             10,000,0001.99%, 3/23/05                                              9,955,180
                             12,000,0002.07%, 4/13/05                                             11,929,620
                                                                                            -----------------
Total U.S. Government Agencies                                                                   284,857,697
                                                                                            -----------------

Investment Company  (1.7%):
                                       One Group Government Money
                              7,805,972  Market Fund, Institutional Shares                         7,805,972


Total Investments (Amortized Cost $467,710,038) (a)   -   100.2%                                 467,710,038
Other assets less liabilities -
(0.2)%                                                                                              (843,731)
                                                                                              $  466,866,307
NET ASSETS   -   100.0%
____________

(a) Cost for Federal tax purposes is identical.

(b) Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at December 31, 2004, and the maturity date reflects the next rate change date.

                 See accompanying notes to financial statements

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities  valuation policies and other investment related  disclosures are
hereby   incorporated  by  reference  in  the  annual  and  semi-annual  reports previously filed with the Securities and Exchange Commission on Form N-CSR.


                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2004
                                   (unaudited)

                                                                                                      Moody's/S&P
                                  Principal              Security                                       Ratings
                                    Amount              Description                                   (Unaudited)             Value
Municipal Bonds  (99.9%):
Colorado  (3.1%):
                                               Colorado Housing & Financial
                                               Authority Revenue Bonds, Class I,
                                               Series A-1, Weekly Reset VRDO*,
                                  $6,400,000   SPA: FHLB, 2.00%, 10/01/30                               VMIG1/A-1+        $6,400,000

Hawaii  (25.5%):
                                               Department of Budget and Finance
                                               of the State of Hawaii Special
                                               Purpose Revenue Bonds (The
                                               Queen's Health System), Series A,
                                               Weekly Reset VRDO*, SPA: Bank of
                                  18,300,000   Nova Scotia, 2.00%, 07/01/26                            VMIG1/A-1          18,300,000

                                               Hawaii State
                                   1,500,000   3.00%,  09/01/05                                        Aa3/AA-             1,509,916

                                               Hawaii State, Airports System
                                               Revenue Bonds, Weekly Reset
                                               VRDO*, LOC: Societe Generale,
                                   8,000,000   1.95%, 07/01/13                                         VMIG1/A-1+          8,000,000

                                               Honolulu City & County,
                                               HI (Mandatory Put 12/01/05)
                                   5,000,000   2.28%, 12/01/20                                         VMIG1/A-1+          5,000,000

                                               Honolulu City & County, HI
                                   1,010,000   5.00%, 11/01/05                                         Aaa/AAA             1,043,365

                                               Honolulu City & County, HI
                                               Commercial Paper
                                  10,000,000   1.70%, 02/01/05                                         P1/A-1+            10,000,000

                                               Honolulu City & County, HI
                                               Multifamily Housing Revenue Bonds
                                               (Moanalua Hillside Apartments), AMT,
                                               Weekly Reset VRDO*, LOC: FNMA,
                                   8,500,000   2.10%, 09/15/32                                         NR/A-1+             8,500,000

                                                                                                                          52,353,281
Idaho  (3.4%):
                                               Idaho Health Facilities Authority
                                               Revenue Bonds (St. Lukes Regional
                                               Medical Center Project), Daily Reset
                                               VRDO*, LOC: Harris Trust & Savings
                                   6,950,000   Bank, 2.22%, 05/01/22                                   VMIG1/NR            6,950,000
Illinois  (9.2%):
                                               Chicago, IL General Obligation
                                               Bonds, Series B, Weekly Reset
                                   3,000,000   VRDO*, FGIC Insured, 2.00%, 01/01/37                    VMIG1/A-1+          3,000,000

                                               Chicago, IL Metropolitan Water
                                               Reclamation District-Greater Chicago
                                               General Obligation Bonds, Series A,
                                               Weekly Reset VRDO*, SPA: Bank of
                                   9,500,000   America, 1.97%, 12/01/31                                VMIG1/A-1+          9,500,000

                                               Illinois Development Finance
                                               Authority Revenue Bonds (YMCA of
                                               Metro Chicago Project), Daily Reset
                                               VRDO*, LOC: Harris Trust & Savings
                                   6,400,000   Bank, 2.19%, 06/01/29                                   NR/A-1+             6,400,000

                                                                                                                          18,900,000
Indiana  (0.8%):
                                               Indianapolis, IN Economic
                                               Development Revenue Bonds (Jewish
                                                Federation Campus), Weekly Reset
                                               VRDO*, LOC: Fifth Third Bank,
                                   1,680,000   2.00%, 04/01/05                                         VMIG1/NR            1,680,000
Michigan  (4.1%):
                                               Eastern Michigan University, MI
                                               University Revenue Bonds, Daily
                                   7,035,000   Reset VRDO*, FGIC Insured, 2.22%, 06/01/27              NR/A-1+             7,035,000

                                               Northern Michigan University
                                               Revenue Bonds, Daily Reset VRDO*,
                                   1,400,000   FGIC Insured, 2.22%, 06/01/31                          VMIG1/A-1+          1,400,000

                                                                                                                           8,435,000
Minnesota  (2.4%):
                                               Cohasset, MN Revenue Bonds
                                               (Minnesota Power & Light Co. Project),
                                                Series A, Daily Reset VRDO*, LOC:
                                   3,875,000   ABN Amro Bank N.V., 2.22%, 06/01/20                     NR/A-1+             3,875,000

                                               Cohasset, MN Revenue Bonds
                                               (Minnesota Power & Light Co. Project),
                                                Series B, Daily Reset VRDO*, LOC:
                                     200,000   ABN Amro Bank N.V., 2.22%, 06/01/13                     NR/A-1+               200,000

                                               Cohasset, MN Revenue Bonds
                                               (Minnesota Power & Light Co. Project),
                                                Series C, Daily Reset VRDO*, LOC:
                                     800,000   ABN Amro Bank N.V., 2.22%, 06/01/13                     NR/A-1+               800,000

                                                                                                                           4,875,000
Missouri  (12.1%):
                                               Kansas City, MO Industrial
                                               Development Authority Revenue
                                               Bonds, (Ewing Marion Kaufman
                                               Foundation), Daily Reset VRDO*,
                                   7,935,000   2.22%, 04/01/27                                         NR/A-1+             7,935,000

                                               Missouri State, Health & Educational
                                               Facilities Authority Revenue Bonds
                                               (St. Louis University), Series A, Daily
                                                Reset VRDO*, SPA: Bank of
                                     785,000   America N.A., 2.27%, 10/01/09                          VMIG1/A-1+             785,000

                                               Missouri State, Health & Educational
                                               Facilities Authority Revenue Bonds
                                               (St. Louis University), Series B, Daily
                                                Reset VRDO*, SPA: Bank of
                                   5,155,000   America N.A., 2.27%, 10/01/24                          VMIG1/A-1+           5,155,000

                                               Missouri State, Health & Educational
                                               Facilities Authority Revenue Bonds
                                               (Washington University), Series C,
                                               Daily Reset VRDO*, SPA: JP Morgan
                                   2,800,000   Chase Bank, 2.15%, 09/01/30                            VMIG1/A-1+           2,800,000

                                               Missouri State, Health & Educational
                                               Facilities Authority Revenue Bonds
                                               (Washington University), Series C,
                                               Daily Reset VRDO*, SPA: JP Morgan
                                   1,000,000   Chase Bank, 2.15%, 03/01/40                            VMIG1/A-1+           1,000,000

                                               Missouri State, Health & Educational
                                               Facilities Authority Revenue Bonds
                                               (Washington University), Series D,
                                               Daily Reset VRDO*, SPA: JP Morgan
                                   2,100,000   Chase Bank, 2.15%, 09/01/30                            VMIG1/A-1+           2,100,000

                                               University of Missouri, Curators of
                                               the University of Missouri System
                                               Facilities Revenue Bonds, Series A,
                                   5,100,000   Daily Reset VRDO*, 2.19%, 11/01/32                     VMIG1/A-1+           5,100,000

                                                                                                                          24,875,000
Montana  (2.7%):
                                               Montana State, Health Facilities
                                               Authority Revenue Bonds, Series A,
                                               Weekly Reset VRDO*, FGIC Insured,
                                  5,620,000    SPA: Wells Fargo, 2.00%, 12/01/15                      VMIG1/A-1+           5,620,000
Nevada  (4.1%):
                                               Clark County, NV Airport Revenue
                                               Bonds, Series C, Weekly Reset
                                               VRDO*, FGIC Insured, SPA:
                                               Landesbank Baden-Wurttm,
                                   8,500,000   1.96%, 07/01/29                                        VMIG1/A-1+           8,500,000
New York  (7.4%):
                                               Long Island, NY Power Authority
                                               Revenue Bonds, Series 1A, Weekly
                                               Reset VRDO*, LOC:  Bayerische
                                               Landesbank,
                                   6,000,000   1.98%, 05/01/33                                        VMIG1/A-1+           6,000,000

                                               New York, NY City Transitional
                                               Finance Authority Revenue Bonds,
                                               Series 3, Daily Reset VRDO*, SPA:
                                   9,300,000   Bank of New York, 2.20%, 11/01/22                      VMIG1/A-1+           9,300,000

                                                                                                                           5,300,000
North Carolina  (9.9%):
                                               Charlotte, NC  VRDO*
                                   8,365,000   1.96%,  07/01/16                                       VMIG1/A-1+           8,365,000

                                               Durham, NC Public Improvement
                                               General Obligation Bonds  VRDO*
                                   2,975,000   1.99%, 02/01/11                                        VMIG1/A-1            2,975,000

                                               Concord, NC Utility Systems
                                               Revenue Bonds, Series B, Weekly
                                               Reset VRDO*, FSA Insured, SPA:
                                               Wachovia Bank,
                                   5,065,000   1.96%, 12/01/22                                        VMIG1/NR             5,065,000

                                               Durham, NC General Obligation Bonds
                                               (Public Improvement Project), Weekly
                                               Reset VRDO*, SPA: Wachovia Bank of
                                               North Carolina,
                                   1,150,000   1.99%, 02/01/09                                        VMIG1/A-1            1,150,000
                                   1,270,000   1.99%, 02/01/12                                        VMIG1/A-1            1,270,000
                                   1,475,000   2.22%, 02/01/13                                        VMIG1/A-1            1,475,000

                                                                                                                          20,300,000
Ohio  (1.8%):
                                               Ohio Housing Finance Agency
                                               Mortgage Revenue Bonds (Residential
                                                Mortgage), Series E-AMT, Weekly
                                   3,675,000   Reset VRDO*, SPA: FHLB, 2.05%, 9/1/34                  VMIG1/NR             3,675,000

Pennsylvania  (0.8%):
                                               Philadelphia, PA Hospital
                                               & Educational Facility Authority
                                               (Children's Hospital)
                                               Series 2003A D VRDO*
                                   1,550,000   2.19%, 02/15/14                                        VMIG1/A-1+           1,550,000

Texas  (4.1%):
                                               Texas State, TX Turnpike Authority
                                               Central System Revenue Bonds,
                                               Series B, Weekly Reset VRDO*,
                                               AMBAC Insured, SPA: Bank of Nova
                                   8,500,000   Scotia, 1.96%, 08/15/42                                Aaa/A-1              8,500,000
Utah  (1.5%):
                                               University of Utah, Auxiliary &
                                               Campus Facilities Revenue Bonds,
                                               Series A, Weekly Reset VRDO*,
                                   3,150,000   SPA: Bank of Nova Scotia, 2.00%, 4/01/27              VMIG1/A-1             3,150,000

Virginia  (2.9%):
                                               University of Virginia Revenue
                                               Bonds, Series A, Weekly Reset
                                   6,000,000   VRDO*, 2.00%, 06/01/34                                VMIG1/A-1+            6,000,000
Washington  (4.1%):
                                               Seattle, WA Water System Revenue
                                               Bonds, Series A, Weekly Reset
                                               VRDO*, LOC: Bayerische
                                               Landesbank,
                                   8,500,000   1.96%, 03/01/32                                       VMIG1/A-1+            8,500,000

                                               Total Investments (Amortized Cost $205,563,281) (a) - 99.9%               205,563,281
                                               Other assets less liabilities- 0.1%                                           144,408
                                               NET ASSETS-100.0%                                                      $  205,707,689
____________


* Variable rate demand obligation (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(a) Cost for Federal tax purposes is identical.

                                      PORTFOLIO ABBREVIATIONS:
                                      AMT - Alternative Minimum Tax
                                      FGIC - Financial Guaranty Insurance
                                              Corporation
                                      FHLB - Federal Home Loan Bank
                                      FNMA - Federal National Mortgage
                                              Association
                                      LOC - Letter of Credit
                                      SPA - Standby Bond Purchase Agreement
                                      VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                December 31, 2004
                                   (Unaudited)

                  Principal   Security
                   Amount     Description                       Value
U.S. Government Agencies  (99.0%):
Federal Home Loan Bank  (99.0%):

                 $ 160,000,000 1.25%, 1/03/05              $      159,988,889
                   103,000,000 2.25%, 1/05/05                     102,974,250
                    50,000,000 1.95%, 1/12/05                      49,970,208
                    50,000,000 2.22%, 1/14/05                      49,959,917
                    50,000,000 1.96%, 1/19/05                      49,951,000
                    90,000,000 2.15%, 1/21/05                      89,892,500
                    59,000,000 2.20%, 1/26/05                      58,909,802
                    40,000,000 2.16%, 2/02/05                      39,923,200
                    20,000,000 2.20%, 2/04/05                      19,958,444
                    90,000,000 2.29%, 2/11/05                      89,765,788
                    65,000,000 2.04%, 3/28/05                      64,683,233
                    65,000,000 2.07%, 4/08/05                      64,637,463
                     6,000,000 2.07%, 4/13/05                       5,964,810
                                                               ---------------
Total U.S. Government Agencies                                    846,579,504
                                                               ---------------

Investment Company  (1.2%):
                    10,424,832 One Group Government Money          10,424,832
               Market Fund, Institutional Shares

Total Investments (Amortized Cost $857,004,336) (a)  -  100.2%    857,004,336
Other assets less liabilities -
(0.2)%                                                             (1,421,291)

NET ASSETS   -   100.0%                                          $855,583,045
____________
(a) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities  valuation policies and other investment related  disclosures are
hereby   incorporated  by  reference  in  the  annual  and  semi-annual  reports previously filed with the Securities and Exchange Commission on Form N-CSR.


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 28, 2005